Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting
Reconciliation of the Company's business segments to the consolidated financial statements

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2012:
Net revenues	$73,444	$63,654	$—	$(13,965)	$123,133
Gross profit	3,808	19,109	—	(411)	22,506
Operating profit	2,679	5,654	(694)	(411)	7,228
Depreciation and amortization	517	1,153	83	—	1,753
Total assets	36,057	29,183	1,408	(736)	65,912
Goodwill	19,646	6,749	—	—	26,395
Additions to property and equipment	422	1,555	53	—	2,030
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005

(1)         Net revenues of the Pharmacy Services Segment include approximately $8.4 billion, $7.9 billion and $6.6 billion of Retail co-payments for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy Segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $3.4 billion, $2.6 billion and $1.8 billion for the years ended December 31, 2012, 2011 and 2010, respectively; gross profit and operating profit of $411 million, $186 million and $135 million for the years ended December 31, 2012, 2011 and 2010, respectively.